Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

25TH SEMI-ANNUAL REPORT

September 30, 2001

Established 1976

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Securities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Securities Fund, Inc. was created in 1976, and for 25 years investors have received generous monthly income from this high-quality municipal bond portfolio.1 Over 80% of your fund's assets are in tax-free bonds rated A or better and have an effective maturity of 9.7 years.

I am pleased to present the fund's 25th Semi-Annual Report. On September 30, 2001, the fund's net assets of $544.8 million were invested in 123 tax-free securities issued by municipalities across the United States. Over the past six months, the demand for municipal debt among individuals has been robust. Investors moved from favoring high-quality municipal debt to favoring yield as interest rates declined. This demand by investors for higher yields allowed most sectors of the municipal bond market to provide positive investment returns.

This report covers the first half of the fund's fiscal year, which is the six-month reporting period from April 1, 2001 through September 30, 2001. It begins with an interview with J. Scott Albrecht, Vice President, who co-manages the fund with Mary Jo Ochson, Senior Vice President, both of Federated Investment Management Company. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of high-quality, tax-free municipal securities that comprise the fund's holdings, and third is the publication of the fund's financial statements.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

On September 30, 2001, the fund's Class A Shares delivered a 30-day SEC yield of 3.77%,2 based on offering price. This is the equivalent of a 6.14% yield on a taxable bond investment for an investor in the 38.6% federal income tax bracket and the equivalent to taxable yields of 5.80% and 5.38% for investors in the 35% and 30% tax brackets, respectively.

Individual share class total return performance at net asset value for the six-month reporting period, including income distributions, follows.3

	Total Return	Income	Net Asset Value Increase
Class A Shares	2.77%	$0.235	$10.45 to $10.50 = 0.5%
Class B Shares	2.32%	$0.189	$10.45 to $10.50 = 0.5%
Class C Shares	2.32%	$0.189	$10.45 to $10.50 = 0.5%

Thank you for entrusting a portion of your wealth to Federated Municipal Securities Fund, Inc. The fund is a convenient way to invest in a broad array of municipal securities. You can receive income from the fund or increase your wealth by reinvesting your monthly dividends so they may compound tax-free. As always, we welcome your comments and suggestions.

Sincerely yours,

John F. Donahue

J. Christopher Donahue
President
November 15, 2001

2 The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yields on September 30, 2001 for Class B and C Shares were 3.05% and 3.05%, based on offering price (i.e., less any applicable sales charge). The taxable yield equivalents, based on offering price, for investors in the 38.6%, 35%, and 30% federal tax brackets were as follows: Class B Shares--4.97%, 4.69% and 4.36%, respectively; Class C Shares--4.97%, 4.69% and 4.36%, respectively.

3 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (1.83)%, (3.18)% and 1.32%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

J. Scott Albrecht

Vice President

Federated Investment Management Co.

Mary Jo Ochson

Senior Vice President

Federated Investment Management Co.

Investment Review

How would you describe the market environment for municipal bonds over the reporting period ended September 30, 2001?

The municipal bond market followed the declining trend in interest rates over the six-month reporting period ended September 30, 2001. Yields for municipal bonds declined as a result of concern over decelerating real economic growth, increasing volatility in the stock market, and the potential for more Federal Reserve Board (the "Fed") interest rate cuts. The September 11, 2001 terrorist attacks on the United States amplified market volatility, and we witnessed a decline in macroeconomic activity.

Cash flows in municipal bond funds throughout the industry improved to a positive position over the reporting period, as investors began an asset allocation shift into less risky asset classes. The relative balance of supply and demand in the municipal bond market can have a substantial impact on price performance. As a result of a continued positive supply and demand technical situation, the municipal bond market performed well on an after-tax basis relative to the taxable fixed-income markets.

How did Federated Municipal Securities Fund, Inc. perform for the reporting period ended September 30, 2001?

The good news is that the fund's share prices rose during the reporting period. For the six-month reporting period ended September 30, 2001, the fund's Class A, B, and C Shares returned 2.77%, 2.32%, and 2.32%, respectively, based on net asset value. The fund's Class A Shares return exceeded the Lipper General Municipal Fund Average of 2.58%.1

The fund continued to have competitive income performance. On September 30, 2001, the fund's Class A Shares delivered a 30-day SEC yield of 3.77%, based on offering price. This is the equivalent of a 6.14% yield on a taxable bond investment for an investor in the 38.6% federal income tax bracket and the equivalent to taxable yields of 5.80% and 5.38% for investors in the 35% and 30% tax brackets, respectively.

What strategies did you employ during the reporting period?

We maintained a core position in high-quality, good structured (premium coupons with call protection) bonds to take advantage of the interest rate decline expected with slower economic growth. Selective purchases were made within the "A" and "BBB" rated bond categories whenever the yield and credit spreads indicated value. They included the holdings in hospital, transportation, resource recovery and industrial development sectors. The fund was underweighted in general obligations debt sector, relative to its peer group, which lagged the other areas of the municipal market.

1 The Lipper figure represents the average of the total returns by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

How were the fund's assets allocated on September 30, 2001 in terms of credit quality?

The credit quality allocations were as follows:

Standard & Poor's Credit Ratings	Percentage of Net Assets
AAA	44.7%
AA	27.9%
A	10.8%
BBB	5.9%
BB	1.7%
Non-Rated	8.4%

Moody's Credit Ratings	Percentage of Net Assets
Aaa	37.9%
Aa	27.8%
A1	6.7%
Baa	4.6%
Ba2	2.4%
Non-Rated	20.0%

What were the fund's top five holdings as of September 30, 2001?

The top five holdings were as follows:

Issuer/Coupon/Maturity	Percentage of Net Assets
Salt Lake City, UT Hospital Authority--IHC Hospitals, Hospital Refunding Bonds, 8.125%, due 05/15/2015 (Refunded)	3.20%
Springfield, TN Health & Educational Facilities--Northcrest Medical Center, Hospital Revenue Bonds, 8.500%, due 04/01/2024 (Refunded)	2.95%
San Antonio, TX Electric & Gas, Revenue Bonds 5.00%, due 02/01/2017	2.24%
Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA 818), 9.175%, due 07/01/2018	1.94%
Indianapolis, IN Airport Authority--Federal Express, Special Facilities Revenue Bonds, 7.100%, due 01/15/2017	1.94%
TOTAL	12.27%

What is your outlook for the municipal bond market?

The supply of municipal debt issued increased by 39% year-to-date over the same period a year ago. Normally, an increase in debt issuance of this magnitude would weigh heavily on the municipal bond market; however, the demand for municipal debt among individuals and municipal bond mutual funds has been robust. The impending $13 to $14 billion California power bond deal, which is being issued as part of California's electric power restructuring plan, could weigh heavily on the market when it is placed late this year or early in 2002.

The tragic events of September 11, 2001 resulted in an expected flight to quality and increased volatility in the municipal bond market. The municipal yield curve should continue to steepen as the Fed pumps liquidity into the system, and the general uncertainty that war creates is priced into longer maturity debt.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $25,000 in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $106,131 on 9/30/01. You would have earned a 6.00%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax free.

As of 9/30/01, the Class A Shares' average annual 1-year, 5-year and 10-year total returns were 4.83%, 4.20% and 5.04%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (7/26/94), total returns were 3.28%, 3.88% and 4.04%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (4/21/93) total returns were 7.78%, 4.23% and 3.63%, respectively.2

1 Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charge and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 24 years (reinvesting all dividends and capital gains) grew to $62,729.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Municipal Securities Fund, Inc. on 10/4/76, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $25,000, but your account would have reached a total value of $62,7291 by 9/30/01. You would have earned an average annual total return of 6.53%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Portfolio of Investments

September 30, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.9%
		Alabama--0.5%
$3,000,000		Mobile County, AL, IDA, IDR Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR/NR		$2,912,700

		Arkansas--0.3%
1,500,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR		1,535,430

		California--5.9%
6,870,000		California HFA, Home Mortgage Revenue Bonds (Series 2000), 5.50%, 8/1/2017	AAA/Aaa		7,238,026
5,000,000		California State Public Works Board, Lease Refunding Revenue Bonds (Series A), 5.25% (Trustees of the California State University), 10/1/2015	A+/A1		5,264,500
2,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.39%), 6/1/2024	A+/Aa3		2,027,280
1,495,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2013	AAA/Aaa		1,703,552
1,930,000		California Statewide Communities Development Authority, Certificates of Participation, 6.00% (Sutter Health), 8/15/2015	AAA/Aaa		2,175,535
4,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 1999), 5.375%, 1/15/2015	AAA/Aaa		4,309,280
4,500,000		Los Angeles, CA, Department of Water & Power, Power System Revenue Bonds (Series 2001A), 5.25%, 7/1/2019	AAA/Aaa		4,675,545
3,410,000		Los Angeles, CA, Department of Water & Power, Revenue Bonds, 5.90%, 2/15/2015 Prerefunded	A+/Aaa		3,793,079
1,180,000		Los Angeles, CA, Department of Water & Power, Revenue Bonds, 5.90%, 2/15/2015	A+/Aa3		1,250,847

		TOTAL			32,437,644

		Colorado--2.1%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50%, 6/15/2016	AAA/Aaa		2,151,620
2,000,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2013	AAA/Aaa		2,156,180
6,650,000		Denver (City & County), CO, Excise Tax Refunding Revenue Bonds (Series 1999A), 5.50% (FSA INS), 9/1/2014	AAA/Aaa		7,123,280

		TOTAL			11,431,080

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--1.0%
$5,000,000		Connecticut State, UT GO Bonds (Series 1999A), 5.25%, 6/15/2012	AAA/Aaa		$5,408,050

		Delaware--0.5%
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa		2,610,650

		Florida--6.7%
4,335,000	[2]	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+/Aa2		6,057,209
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/Aaa		926,943
6,070,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2000A), 5.75%, 7/1/2010	AAA/Aaa		6,850,359
6,635,000		Florida State Department of Transportation, Right of Way Acquisition & Bridge Construction Bonds (Series 1997A), 5.00% (Original Issue Yield: 5.10%), 7/1/2014	AA+/Aa2		6,831,860
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Original Issue Yield: 10.105%), 7/1/2014	AA+/Aaa		4,432,800
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00%, 7/1/2013	AAA/Aaa		1,137,250
3,000,000		Miami-Dade County, FL, School District, Refunding UT GO Bonds, 5.375%, 8/1/2012	AAA/Aaa		3,300,180
6,135,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 1999D), 5.75% (Orlando Regional Healthcare System)/(MBIA INS), 10/1/2013	AAA/Aaa		6,751,813

		TOTAL			36,288,414

		Georgia--0.4%
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	BBB-/NR		2,126,660

		Illinois--2.8%
2,000,000		Chicago, IL, O'Hare International Airport, Second Lien Passenger Facility Charge Revenue Bonds (Series 2001C), 5.10% (AMBAC INS)/(Original Issue Yield: 5.33%), 1/1/2026	AAA/Aaa		1,946,900
3,250,000		Chicago, IL, Refunding UT GO Bonds (Series 1996A-2), 6.125%, 1/1/2012	AAA/Aaa		3,747,770
8,295,000		Cook County, IL, Refunding GO Bonds (Series 1997A), 6.25%, 11/15/2013	AAA/Aaa		9,737,915

		TOTAL			15,432,585

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--2.1%
$1,000,000		Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR		$951,300
10,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FDX Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		10,554,400

		TOTAL			11,505,700

		Kansas--0.9%
4,060,000		Kansas Development Finance Authority, Water Pollution Control Revolving Fund Revenue Bonds (Series II), 6.00%, 11/1/2013	AA+/Aa1		4,688,732

		Louisiana--3.0%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+/Baa2		6,599,520
10,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR/NR		9,922,800

		TOTAL			16,522,320

		Massachusetts--5.4%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AA-/Aa2		5,752,300
2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A), 5.75%, 7/1/2016	AAA/Aa1		2,170,860
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.25%), 7/1/2016	AAA/Aaa		3,084,180
3,000,000		Massachusetts Port Authority, Passenger Facility Charges Revenue Bonds (Series 1999A), 5.125% (Original Issue Yield: 5.29%), 7/1/2017	AAA/Aaa		3,063,660
2,570,000		Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds (Series A), 4.75% (Original Issue Yield: 5.23%), 1/1/2034	AAA/Aaa		2,358,001
3,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		3,072,780
3,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.53%), 8/1/2020	AAA/Aaa		3,056,370
3,035,000		Worcester, MA, LT GO Bonds, (Series A), 5.75% (FSA INS), 4/1/2013	AAA/Aaa		3,393,403
3,120,000		Worcester, MA, LT GO Bonds, (Series A), 5.75% (FSA INS), 4/1/2014	AAA/Aaa		3,467,131

		TOTAL			29,418,685

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--2.3%
$2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		$2,668,841
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA/Aaa		2,897,759
2,500,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50%, 11/1/2018	AAA/Aaa		2,631,400
4,215,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (Original Issue Yield: 5.34%), 11/1/2018	AAA/Aaa		4,354,812

		TOTAL			12,552,812

		Minnesota--1.7%
5,000,000		Northern Municipal Power Agency, MN, Electric System Revenue Bonds, 5.40% (Original Issue Yield: 5.52%), 1/1/2015	AAA/Aaa		5,296,500
3,585,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Refunding Revenue Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+/Ba2		3,045,386
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB+/Ba2		776,540

		TOTAL			9,118,426

		Mississippi--1.0%
1,500,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2015	AA/Aa3		1,654,725
3,335,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2016	AA/Aa3		3,658,295

		TOTAL			5,313,020

		Missouri--1.6%
820,000		Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR/NR		805,429
8,010,000		Kansas City, MO, UT GO Bonds (Series B), 5.125% (Original Issue Yield: 5.25%), 2/1/2017	AA/Aa3		8,181,895

		TOTAL			8,987,324

		Nevada--0.9%
4,625,000		Clark County, NV School District, LT GO Bonds (Series 2001F), 5.00%, 6/15/2006	AAA/Aaa		4,958,092

		New Jersey--2.8%
3,710,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 1999), 5.625% (Meridian Health System Obligated Group)/(FSA INS), 7/1/2012	AAA/Aaa		4,092,649
4,000,000		New Jersey State Transportation Trust Fund Authority, Residual Interest Tax-Exempt Securities Receipts, (Series PA-899R), 9.06%, 6/15/2013	AA/Aa2		4,986,520
6,000,000		New Jersey State, Refunding UT GO Bonds (Series F), 5.25%, 8/1/2014	AA+/Aa1		6,324,600

		TOTAL			15,403,769

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--15.2%
$8,000,000		Long Island Power Authority, Electric System Revenue Bonds, (Series A), 5.50% (FSA INS), 12/1/2012	AAA/Aaa		$8,938,400
5,000,000		New York City Municipal Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA/Aa2		4,898,850
4,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Ba3		3,645,800
3,000,000		New York City, NY, Transit Authority Metropolitan Transportation Authority Triborough Bridge and Tunnel Authority, Certificates of Participation (Series 1999A), 5.625% (AMBAC INS), 1/1/2012	AAA/Aaa		3,333,450
4,595,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series C), 5.25%, 5/1/2013	AA+/Aa2		4,849,333
2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2011	A/A2		2,917,125
2,500,000		New York City, NY, UT GO Bonds (Series 2000A), 6.50%, 5/15/2012	A/A2		2,911,200
5,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.25%, 8/1/2015	A/A2		5,191,750
1,500,000		New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds (Series 2001), 5.625% (Original Issue Yield: 5.77%), 6/1/2035	A/A1		1,547,250
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1		2,648,525
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (New York State University), 5/15/2016	AAA/NR		5,616,800
2,500,000		New York State Environmental Facilities Corp., Refunding Notes (Series F), 5.25%, 6/15/2014	AA-/Aa1		2,634,150
6,025,000		New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207A), 9.633%, 4/1/2007	NR/NR		7,474,314
5,050,000		New York State Local Government Assistance Corp., Residual Interest Tax-Exempt Securities (Series PA-207B), 9.633% (AMBAC INS), 4/1/2008	NR/NR		6,329,872
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	Aaa/NR		3,358,393
4,000,000		New York State Thruway Authority, Service Contract Revenue Bonds (Series 1998A-2), 5.375%, 4/1/2016	AAA/Aaa		4,189,760
2,595,000		New York State Urban Development Corp., Revenue Bonds (Series 1999C), 6.00% (Correctional Facilities Service Contract), 1/1/2014	AAA/Aaa		2,904,506
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA INS), 6/1/2014	AAA/Aaa		3,486,150
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	A+/Aa3		5,810,504

		TOTAL			82,686,132

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Carolina--1.2%
$6,000,000		North Carolina State, Public Improvement, UT GO Bonds (Series 1999A), 5.25% (Original Issue Yield: 5.38%), 3/1/2015	AAA/Aaa		$6,361,500

		Ohio--3.8%
3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA/Aaa		3,311,970
3,000,000		Franklin County, OH, Health Care Facilities, Refunding Revenue Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	NR/NR		2,721,420
4,000,000		Ohio State Building Authority, State Facilities Bonds (Series 1999), 5.50%, 10/1/2013	AA/Aa2		4,340,840
4,135,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1		4,496,854
5,500,000		Ohio State, Infrastructure Improvement, UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1		5,788,860

		TOTAL			20,659,944

		Oklahoma--1.0%
6,500,000		Tulsa, OK, Municipal Airport, Refunding Revenue Bonds (Series B), 5.65% TOBs (AMR Corp.), Mandatory Tender 12/1/2035	BB-/Ba2		5,654,870

		Oregon--0.3%
1,500,000		Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3		1,505,370

		Pennsylvania--4.9%
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	A2/NR		1,798,740
2,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%, 3/1/2013	AAA/Aaa		2,289,720
4,350,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA/Aa2		4,487,939
5,000,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00%, 1/15/2014	AA/Aa2		5,628,250
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A+/NR		5,427,200
5,000,000		Pennsylvania State Turnpike Commission, Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 7/15/2031	AAA/Aaa		4,889,700
2,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series A), 7.10% (Guthrie Healthcare System, PA)/(Original Issue Yield: 7.175%), 3/1/2017	AAA/Aaa		2,047,080

		TOTAL			26,568,629

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--0.9%
$2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 8.6723% (AMBAC INS), 7/1/2013	NR/NR		$2,500,140
2,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.6723% (AMBAC INS), 7/1/2014	NR/NR		2,490,340

		TOTAL			4,990,480

		South Carolina--1.2%
6,000,000		South Carolina Transportation Infrastructure Bank, Revenue Bonds, 5.50% (AMBAC INS), 10/1/2011	AAA/NR		6,596,760

		Tennessee--7.0%
5,000,000		Memphis, TN, General Improvement, UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA/Aa2		5,185,300
6,000,000		Shelby County, TN, Public Improvement, UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa3		6,314,100
13,000,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	AAA/NR		16,043,170
2,280,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.35%, 7/1/2012	AA/Aa2		2,403,986
2,405,000		Tennessee Housing Development Agency, Home Ownership Program Revenue Bonds (Series 1999-2A), 5.40%, 7/1/2013	AA/Aa2		2,524,192
5,500,000		Tennessee State, UT GO Bonds (Series A), 5.00% (Original Issue Yield: 5.18%), 3/1/2015	AA+/Aa1		5,657,850

		TOTAL			38,128,598

		Texas--7.0%
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.60%, 1/1/2021	BBB-/Baa3		1,030,570
2,995,000		Brazos River Authority, TX, (Series 1995B), 5.05% (Texas Utilities Electric Co.), 6/1/2030	BBB/Baa1		3,065,502
6,500,000		Dallas, TX, Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds (Series 2001), 5.00% (Original Issue Yield: 5.26%), 12/1/2026	AAA/Aaa		6,349,395
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2011	AAA/Aaa		2,503,600
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds (Series 1997A), 6.00% (Memorial Hospital System), 6/1/2012	AAA/Aaa		$4,564,040
3,700,000		Houston, TX, Independent School District, Refunding LT GO Bonds (Series 1999A), 4.75% (Original Issue Yield: 5.12%), 2/15/2022	AAA/Aaa		3,489,840
2,000,000		Lufkin, TX, HFDC, Health System Revenue Bonds (Series 1998), 5.70% (Memorial Health System of East Texas)/(Original Issue Yield: 5.75%), 2/15/2028	BBB-/NR		1,569,700
3,395,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB+/Baa2		3,526,183
11,915,000		San Antonio, TX, Electric & Gas, Revenue Bonds, 5.00% (Original Issue Yield: 6.10%), 2/1/2017	AA/Aa1		12,215,554

		TOTAL			38,314,384

		Utah--3.2%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Refunding Revenue Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR		17,456,715

		Virginia--4.3%
3,360,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2012	A-/A3		3,761,890
3,185,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 6.00% (Convention Center Expansion Project), 6/15/2013	A-/A3		3,541,529
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa		5,316,900
9,300,000		Virginia State Housing Development Authority, Residual Interest Tax-Exempt Securities (Series PA 818), 9.175%, 7/1/2018	NR/NR		10,563,684

		TOTAL			23,184,003

		Washington--3.2%
5,905,000		Seattle, WA, Library Facilities, UT GO Bonds (Series 1999A), 5.375%, 12/1/2012	AA+/Aaa		6,391,159
5,000,000		Washington State Public Power Supply System, (Nuclear Project No. 2) Refunding Revenue Bonds (Series 1998A), 5.00% (Original Issue Yield: 5.18%), 7/1/2012	AA-/Aa1		5,188,150
5,595,000		Washington State, Convention and Trade Center, Certificates of Participation, 5.125% (Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa		5,816,282

		TOTAL			17,395,591

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		West Virginia--1.2%
$6,000,000		West Virginia State, GO State Road Bonds (Series 1999), 5.75%, 6/1/2014	AA-/Aa3		$6,567,360

		Wisconsin--1.6%
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,667,881
6,460,000		Wisconsin State, UT GO Bonds (Series A), 5.50%, 5/1/2009	AA/Aa2		7,113,235

		TOTAL			8,781,116

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $498,999,411)			533,503,545

		SHORT-TERM MUNICIPALS--1.5%
		Georgia--1.3%
6,900,000		Burke County, GA, Development Authority, PCR Bonds (Fourth Series 1994) Daily VRDNs (Georgia Power Co.)	A-1/A2		6,900,000

		Texas--0.2%
1,000,000		Harris County, TX, HFDC, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA/NR		1,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			7,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $506,899,411)[3]			$541,403,545

Securities that are subject to alternative minimum tax represent 9.9% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At September 30, 2001, these securities amounted to $11,047,689 which represents 2.0% of net assets.

3 The cost of investments for federal tax purposes amounts to $506,899,411. The net unrealized appreciation of investments on a federal tax basis amounts to $34,504,134 which is comprised of $37,387,287 appreciation and $2,883,153 depreciation at September 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($544,764,750) at September 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQs	--Liquidity Agreements
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $506,899,411)		$541,403,545
Income receivable		9,141,457
Receivable for investments sold		1,216,689
Receivable for shares sold		199,887

TOTAL ASSETS		551,961,578

Liabilities:
Payable for investments purchased	$4,958,601
Income distribution payable	1,983,764
Payable to bank	49,233
Accrued expenses	205,230

TOTAL LIABILITIES		7,196,828

Net assets for 51,883,969 shares outstanding		$544,764,750

Net Assets Consist of:
Paid-in capital		$550,401,331
Net unrealized appreciation of investments		34,504,134
Accumulated net realized loss on investments		(41,709,853)
Accumulated undistributed net investment income		1,569,138

TOTAL NET ASSETS		$544,764,750

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($461,754,268 ÷ 43,977,934 shares outstanding)		$10.50

Offering price per share (100/95.50 of $10.50)[1]		$10.99

Redemption proceeds per share		$10.50

Class B Shares:
Net asset value per share ($72,662,710 ÷ 6,920,503 shares outstanding)		$10.50

Offering price per share		$10.50

Redemption proceeds per share (94.50/100 of $10.50)[1]		$9.92

Class C Shares:
Net asset value per share ($10,347,772 ÷ 985,532 shares outstanding)		$10.50

Offering price per share		$10.50

Redemption proceeds per share (99.00/100 of $10.50)[2]		$10.40

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charges When you Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2001 (unaudited)

Investment Income:
Interest		$14,587,879

Expenses:
Investment adviser fee	$1,469,388
Administrative personnel and services fee	204,328
Custodian fees	20,882
Transfer and dividend disbursing agent fees and expenses	187,131
Directors'/Trustees' fees	7,180
Auditing fees	6,094
Legal fees	2,442
Portfolio accounting fees	66,414
Distribution services fee--Class B Shares	269,443
Distribution services fee--Class C Shares	37,063
Shareholder services fee--Class A Shares	576,211
Shareholder services fee--Class B Shares	89,814
Shareholder services fee--Class C Shares	12,354
Share registration costs	26,129
Printing and postage	25,338
Insurance premiums	961
Taxes	20,351
Miscellaneous	4,365

TOTAL EXPENSES	3,025,888

Waiver:
Waiver of shareholder services fee--Class A Shares	(322,678)

Net expenses		2,703,210

Net investment income		11,884,669

Realized and Unrealized Gain on Investments:
Net realized gain on investments		2,921,091
Net change in unrealized appreciation of investments		(148,095)

Net realized and unrealized gain on investments		2,772,996

Change in net assets resulting from operations		$14,657,665

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2001	Year Ended 3/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,884,669	$24,534,988
Net realized gain on investments	2,921,091	6,318,453
Net change in unrealized appreciation of investments	(148,095)	22,888,932

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,657,665	53,742,373

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,403,385)	(21,503,298)
Class B Shares	(1,302,055)	(2,657,372)
Class C Shares	(179,229)	(374,318)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,884,669)	(24,534,988)

Share Transactions:
Proceeds from sale of shares	100,408,159	136,563,530
Net asset value of shares issued to shareholders in payment of distributions declared	6,209,057	16,236,724
Cost of shares redeemed	(107,212,364)	(193,592,665)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(595,148)	(40,792,411)

Change in net assets	2,177,848	(11,585,026)

Net Assets:
Beginning of period	542,586,902	554,171,928

End of period (including undistributed net investment income of $1,569,138 and $1,569,138, respectively)	$544,764,750	$542,586,902

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.24	0.47 [2]	0.58	0.53	0.46	0.55
Net realized and unrealized gain (loss) on investments	0.05	0.55	(1.02)	(0.05)	0.64	(0.36)

TOTAL FROM INVESTMENT OPERATIONS	0.29	1.02	(0.44)	0.48	1.10	0.19

Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.50)	(0.52)	(0.46)	(0.55)
Distributions in excess of net investment income[3]	--	--	--	--	(0.01)	(0.05)

Total distributions from net investment income	(0.24)	(0.47)	(0.50)	(0.52)	(0.47)	(0.60)
Distributions from net realized gain on investments	--	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.24)	(0.47)	(0.53)	(0.52)	(0.50)	(0.70)

Net Asset Value, End of Period	$10.50	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	2.77%	10.60%	(4.01)%	4.46%	11.28%	1.84%

Ratios to Average Net Assets:

Expenses	0.86%[6]	0.88%	0.92%	0.87%	0.86%	0.93%

Net investment income	4.51%[6]	4.68%	5.72%	4.86%	4.70%	5.37%

Expense waiver/reimbursement[5]	0.14%[6]	0.14%	0.14%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$461,754	$461,456	$471,475	$562,883	$591,310	$595,515

Portfolio turnover	15%	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.19	0.38 [2]	0.48	0.43	0.38	0.47
Net realized and unrealized gain (loss) on investments	0.05	0.55	(1.01)	(0.05)	0.64	(0.37)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.93	(0.53)	0.38	1.02	0.10

Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.41)	(0.42)	(0.38)	(0.47)
Distributions in excess of net investment income[3]	--	--	--	--	(0.01)	(0.04)

Total distributions from net investment income	(0.19)	(0.38)	(0.41)	(0.42)	(0.39)	(0.51)
Distributions from net realized gain on investments	--	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.44)	(0.42)	(0.42)	(0.61)

Net Asset Value, End of Period	$10.50	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	2.32%	9.62%	(4.85)%	3.53%	10.30%	0.94%

Ratios to Average Net Assets:

Expenses	1.75%[5]	1.77%	1.81%	1.76%	1.75%	1.82%

Net investment income	3.62%[5]	3.79%	4.68%	3.97%	3.81%	4.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$72,663	$71,511	$72,095	$88,756	$87,304	$77,536

Portfolio turnover	15%	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$ 9.90	$10.87	$10.91	$10.31	$10.82
Income From Investment Operations:
Net investment income	0.19	0.38 [2]	0.48	0.43	0.37	0.46
Net realized and unrealized gain (loss) on investments	0.05	0.55	(1.01)	(0.05)	0.65	(0.36)

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.93	(0.53)	0.38	1.02	0.10

Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.41)	(0.42)	(0.37)	(0.46)
Distributions in excess of net investment income[3]	--	--	--	--	(0.02)	(0.05)

Total distributions from net investment income	(0.19)	(0.38)	(0.41)	(0.42)	(0.39)	(0.51)
Distributions from net realized gain on investments	--	--	(0.03)	--	(0.03)	(0.10)

TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.44)	(0.42)	(0.42)	(0.61)

Net Asset Value, End of Period	$10.50	$10.45	$ 9.90	$10.87	$10.91	$10.31

Total Return[4]	2.32%	9.63%	(4.85)%	3.54%	10.31%	0.95%

Ratios to Average Net Assets:

Expenses	1.75%[6]	1.76%	1.80%	1.75%	1.74%	1.81%

Net investment income	3.63%[6]	3.80%	4.68%	3.98%	3.83%	4.51%

Expense waiver/reimbursement[5]	--	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,348	$9,620	$10,601	$16,870	$17,616	$20,544

Portfolio turnover	15%	28%	68%	31%	64%	33%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2001 (unaudited)

ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

As required, effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment companies and began amortizing premiums and discounts on debt securities. Prior to April 1, 2001, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Fund.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $44,630,944, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$43,980,229

2009	$ 650,715

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2001, par values shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	375,000,000
Class B Shares	250,000,000
Class C Shares	375,000,000
Total	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2001		Year Ended 3/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,679,474	$89,847,857	9,866,052	$98,911,478
Shares issued to shareholders in payment of distributions declared	542,240	5,628,990	1,472,902	14,842,203
Shares redeemed	(9,394,895)	(97,555,614)	(14,807,063)	(148,715,250)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(173,181)	$(2,078,767)	(3,468,109)	$(34,961,569)

	Six Months Ended 9/30/2001		Year Ended 3/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	813,276	$8,459,491	1,021,860	$10,382,729
Shares issued to shareholders in payment of distributions declared	47,590	494,059	117,174	1,182,883
Shares redeemed	(782,410)	(8,146,571)	(1,578,592)	(15,921,566)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	78,456	$806,979	(439,558)	$(4,355,954)

	Six Months Ended 9/30/2001		Year Ended 3/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	202,477	$2,100,811	2,734,470	$27,269,323
Shares issued to shareholders in payment of distributions declared	8,285	86,008	20,984	211,638
Shares redeemed	(145,639)	(1,510,179)	(2,905,717)	(28,955,849)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	65,123	$676,640	(150,263)	$(1,474,888)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,602)	$(595,148)	(4,057,930)	$(40,792,411)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to (a) a maximum of 0.30% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended September 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $98,390,000 and $125,250,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended September 30, 2001 were as follows:

Purchases	$83,144,078

Sales	$81,552,370

CONCENTRATION OF CREDIT RISK

At September 30, 2001, 11.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.4% of total investments.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8110104 (11/01)